UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7118

Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	B3	$ 293,578
415	5.125%, 1/01/37	1/15 at 100.00	B3	254,262
895	Total Consumer Discretionary			547,840
	Consumer Staples – 4.3% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
770	4.500%, 6/01/23	6/17 at 100.00	B1	723,284
7,620	4.750%, 6/01/34	6/17 at 100.00	B2	5,714,236
2,345	5.000%, 6/01/41	6/17 at 100.00	B2	1,769,654
10,735	Total Consumer Staples			8,207,174
	Education and Civic Organizations – 16.4% (11.3% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,172,993
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	503,095
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	311,661
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	2,231,180
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	3,562,725
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	107,372
	2004L, 5.125%, 7/01/19 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	1,017,094
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	1,460,594
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	765,897
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	1,594,734
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,104,550
	Series 2010C, 5.375%, 7/01/41
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	1,996,439
	Option Bond Trust 3922, 13.813%, 7/01/19 (IF)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A2	1,761,311
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A2	1,095,702
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+	315,666
	5.500%, 7/01/23 – RAAI Insured
270	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	294,000
	5.000%, 12/01/30
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/12 at 100.00	A	1,407,880
	5.250%, 6/01/18 – NPFG Insured (Alternative Minimum Tax)
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/12 at 100.00	Aaa	988,280
	6.000%, 6/01/15 – NPFG Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA-	2,183,560
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	494,451
	5.000%, 12/01/25
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	387,867
	5.750%, 12/01/27 (Alternative Minimum Tax)
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	808,478
	Bond Trust PA-4643, 20.037%, 6/01/30 (IF) (4)
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	BBB+	2,072,142
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	BBB+	1,026,820
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa1	2,769,360
	12/01/31 – AMBAC Insured
29,165	Total Education and Civic Organizations			31,433,851
	Financials – 0.8% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,582,935
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 18.2% (12.6% of Total Investments)
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health	2/15 at 100.00	BBB	25,420
	System, Series 2005B, 5.250%, 2/15/27
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	629,102
	2004A, 5.750%, 2/15/34
710	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	720,970
	2005A, 5.000%, 2/15/25
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,479,074
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA-	963,048
	Tender Option Bond Trust 3018, 19.770%, 7/01/38 – AGC Insured (IF)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BBB-	1,299,558
1,000	6.250%, 7/01/35	7/21 at 100.00	BBB-	1,112,380
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,671,816
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	243,528
	Hospital, Series 2005A, 5.500%, 7/01/36
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A-	710,073
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A-	383,449
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/12 at 100.00	A3	3,506,615
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A-	249,517
2,500	5.000%, 7/01/27	7/22 at 100.00	A-	2,823,750
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA-	2,269,927
	2007-I, 5.000%, 7/01/38 – AGC Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	465,916
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	991,100
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	No Opt. Call	BBB	1,884,798
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,186,564
	Care System, Series 2006A, 5.000%, 7/01/29
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB-	1,546,005
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	1,543,111
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,683,677
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,278,500
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,176,183
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	637,699
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	7/12 at 100.00	N/R	1,710,034
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	6/12 at 100.00	A1	2,660,176
	Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18
33,870	Total Health Care			34,851,990
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds,	11/12 at 100.00	Aaa	342,285
	Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,194,600
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	592,526
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/12 at 100.00	A+	4,446,600
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
6,435	Total Housing/Multifamily			6,576,011
	Housing/Single Family – 2.5% (1.7% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	4,245,000
	Series 2011A, 4.650%, 10/01/29
575	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	581,935
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
4,575	Total Housing/Single Family			4,826,935
	Long-Term Care – 1.4% (1.0% of Total Investments)
970	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	918,765
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	767,858
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 100.00	A-	1,021,650
	Jersey, Series 2001, 5.500%, 6/01/21
2,720	Total Long-Term Care			2,708,273
	Tax Obligation/General – 6.7% (4.6% of Total Investments)
2,250	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AA	2,681,663
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	2,752,850
	AMBAC Insured
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	655,766
	5.000%, 8/01/27
1,275	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 –	No Opt. Call	Aa3	1,308,392
	FGIC Insured
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	No Opt. Call	AA+	1,615,435
	Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,959,220
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	A-	1,897,142
	AMBAC Insured
11,320	Total Tax Obligation/General			12,870,468
	Tax Obligation/Limited – 45.6% (31.6% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,346,690
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,784,350
	12/15/19 – AGM Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	1,444,212
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,928,370
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,524,415
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	2,049,053
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,291,686
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA-	1,271,067
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA-	2,875,614
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,727,725
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	1,163,489
500	5.750%, 6/15/29	6/14 at 100.00	BBB	522,760
1,600	5.500%, 6/15/31	6/14 at 100.00	BBB	1,659,408
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,637,460
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	3,478,944
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	122,962
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	206,566
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,232,177
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,464,354
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+	2,800,403
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	2,801,057
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	3,156,420
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	540,522
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	BBB	1,800,165
	5.500%, 3/01/22 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	462,164
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	816,630
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	5,016,720
	Appreciation Series 2010A, 0.000%, 12/15/30
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,158,337
	2006A, 5.500%, 12/15/22
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	3,124,654
	5.500%, 12/15/16 – NPFG Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	A+	2,266,560
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA-	1,229,958
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA-	2,229,840
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA-	4,218,720
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA-	1,322,760
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	4,488,760
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	986,848
	5.000%, 12/15/24
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	780,749
	2006A, 4.500%, 7/01/36 – CIFG Insured
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,984,525
	2011A-1, 5.000%, 8/01/43
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aaa	2,847,004
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – AGM Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,588,619
	2003, 5.000%, 6/15/23
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,069,190
	Lien Series 2010B, 5.250%, 10/01/29
103,345	Total Tax Obligation/Limited			87,421,907
	Transportation – 23.4% (16.2% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A-	2,887,830
	5.250%, 6/01/20 – NPFG Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	2,651,150
	1/01/27 – NPFG Insured
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A-	536,255
	5.000%, 1/01/40
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	3,295,170
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	2,028,806
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	673,842
350	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	417,130
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,088,213
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,749,100
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	264,595
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aa3	2,876,885
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	4,344,520
3,000	5.000%, 12/01/34	No Opt. Call	Aa2	3,202,710
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	812,776
	Eighth Series 2008, Trust 2920, 17.574%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	1,045,090
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	Aa2	2,034,500
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – AGM Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/12 at 100.00	Baa1	8,000,716
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	A3	873,860
	Series 2003, 5.000%, 10/01/24 – FGIC Insured
42,215	Total Transportation			44,783,148
	U.S. Guaranteed – 15.1% (10.5% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aa2 (5)	2,375,045
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	BBB (5)	1,078,690
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA (5)	1,078,690
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund	9/13 at 100.00	AAA	1,080,790
	Revenue Bonds, Series 2003, 5.250%, 9/15/16 (Pre-refunded 9/15/13)
1,870	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	2,322,802
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	705,361
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A2 (5)	1,273,664
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	443,744
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	795,210
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,779,485
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,625,600
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	571,750
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	239,766
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	147,548
5,080	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	5,722,466
1,365	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	1,537,632
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (5)	820,365
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AA+ (5)	2,457,541
	(Pre-refunded 7/01/15) – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
135	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	137,688
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,401,268
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	A3 (5)	377,542
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured
25,610	Total U.S. Guaranteed			28,972,647
	Water and Sewer – 6.3% (4.3% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,472,504
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,259,500
515	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	N/R	542,779
	1993, 6.250%, 1/01/14 – AMBAC Insured
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	1,399,063
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	456,414
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,764,246
	2005, 5.000%, 8/01/31 – NPFG Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	3,552,745
	5.250%, 8/01/19 – FGIC Insured
220	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa1	227,775
	1993B, 5.450%, 12/01/12
1,215	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A1	1,349,197
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
11,470	Total Water and Sewer			12,024,223
$ 283,855	Total Investments (cost $258,739,218) – 144.4%			276,807,402
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.2) (6)			(88,600,000)
	Other Assets Less Liabilities – 1.8%			3,486,755
	Net Assets Applicable to Common Shares – 100%			$ 191,694,157

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$276,807,402	$—	$276,807,402

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $258,421,929.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$19,751,936
Depreciation	(1,366,463)
Net unrealized appreciation (depreciation) of investments	$18,385,473

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor's”), Moody’s Investors Service, Inc.
(“Moody's”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012